Remuneration of the Board of Directors and Executive Management	12 Months Ended
Dec. 31, 2024
Parent Company | Reportable Legal Entities
Remuneration of the Board of Directors and Executive Management
Remuneration of the Board of Directors and Executive Management

15 – Remuneration of the Board of Directors and Executive Management

Remuneration of the Board for the parent, excluding employee elected board members not directly employed by the parent, is the same as the Group.

Remuneration of Executive Management not directly employed by the parent company is between 10% and 20% of their total compensation, as defined in their individual service agreement and as reported in Note 5.1 in the consolidated financial statements

Refer to Note 5.1 in the consolidated financial statements for additional information regarding the remuneration of the Board of Directors and Executive Management.